UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2010

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	66

Form 13F Information Table Value Total:	$ 3,333,347
List of Other Included Managers:

No.	13F File Number	Name

None

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
                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

3M Company                       com           88579Y101        3525     42185 SH     SOLE                  40790     0     1395
Abbott Labs                      com           002824100      106856   2028392 SH     SOLE                 791302     0  1237090
Ace Ltd                          shs           H0023R105       78798   1506645 SH     SOLE                 587455     0   919190
Agrium Inc.                      com           008916108       77361   1095293 SH     SOLE                 384178     0   711115
Altria Group                     com           02209S103         246     12000 SH     SOLE                  12000     0        0
American Express Co.             com           025816109        1848     44790 SH     SOLE                   1490     0    43300
Amgen Inc.                       com           031162100       66057   1103950 SH     SOLE                 402215     0   701735
Apache Corp.                     com           037411105       45258    445890 SH     SOLE                 169675     0   276215
AT&T Inc.                        com           00206R102         356     13776 SH     SOLE                  13776     0        0
Bank of America Corp.            com           060505104      149648   8383620 SH     SOLE                3243683     0  5139937
Bank Of New York Mellon Corp.    com           064058100       66957   2168285 SH     SOLE                 879500     0  1288785
Berkshire Hathaway Inc.          cl a          084670108        2436        20 SH     SOLE                     20     0        0
Blackrock Muniyield Insured Fund com           09254e103         262     20000 SH     SOLE                  20000     0        0
Chevron Corp                     com           166764100      131381   1732573 SH     SOLE                 677258     0  1055315
Church & Dwight Co.              com           171340102       69306   1035195 SH     SOLE                 399605     0   635590
Cisco Systems Inc.               com           17275R102      102831   3950465 SH     SOLE                1371935     0  2578530
Comcast Corp. Special Cl A       cl a spl      20030N200      104138   5795110 SH     SOLE                2105493     0  3689617
Consolidated Edison Inc.         com           209115104         401      9000 SH     SOLE                   9000     0        0
Covidien PLC                     shs           G2554F105      101813   2024914 SH     SOLE                 789903     0  1235011
CSX Corp.                        com           126408103       96886   1903450 SH     SOLE                 733085     0  1170365
CVS Caremark Corp.               com           126650100      134681   3683844 SH     SOLE                1386594     0  2297250
Devon Energy Corp.               com           25179M103       98113   1522790 SH     SOLE                 565818     0   956972
Dupont De Nemours                com           263534109         278      7477 SH     SOLE                   7477     0        0
El Paso Corporation              com           28336L109       95739   8832040 SH     SOLE                3493670     0  5338370
EMC Corporation                  com           268648102        3723    206380 SH     SOLE                 206380     0        0
Exelon Corp.                     com           30161N101         526     12000 SH     SOLE                  12000     0        0
GlaxoSmithKline                  sponsored adr 37733W105         526     13656 SH     SOLE                  13656     0        0
Halliburton Co.                  com           406216101       79865   2650670 SH     SOLE                1044545     0  1606125
Hewlett Packard Co.              com           428236103      139677   2627980 SH     SOLE                1015090     0  1612890
Home Depot                       com           437076102         324     10000 SH     SOLE                  10000     0        0
Intel Corp.                      com           458140100         368     16500 SH     SOLE                  16500     0        0
International Business Machines Ccom           459200101      112489    877110 SH     SOLE                 343795     0   533315
Ishares Russell 1000 Value       russell1000val464287598         346      5665 SH     SOLE                   5665     0        0
ITT Corp.                        com           450911102       87161   1625826 SH     SOLE                 642361     0   983465
Johnson & Johnson                com           478160104        1507     23120 SH     SOLE                   8040     0    15080
JPMorgan Chase & Co.             com           46625H100      134803   3012351 SH     SOLE                1140521     0  1871830
Kraft Foods Inc-A                cl a          50075N104         247      8152 SH     SOLE                   8152     0        0
Lowe's Cos., Inc.                com           548661107       92945   3834345 SH     SOLE                1584425     0  2249920
McDonalds Corp.                  com           580135101         318      4760 SH     SOLE                   4000     0      760
MetLife Inc.                     com           59156R108      105251   2428490 SH     SOLE                 935050     0  1493440
Microsoft Corp.                  com           594918104         293     10000 SH     SOLE                  10000     0        0
Monsanto Co.                     com           61166W101         214      3000 SH     SOLE                   3000     0        0
Morgan Stanley                   com new       617446448         323     11040 SH     SOLE                  11040     0        0
Nike Inc - Cl B                  cl b          654106103         419      5700 SH     SOLE                   4000     0     1700
Nuveen Insured Municipal Opportuncom           670984103         348     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         295     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105      128811   5010170 SH     SOLE                1947725     0  3062445
Pepsico Inc.                     com           713448108         314      4745 SH     SOLE                   4000     0      745
Pfizer Inc.                      com           717081103       54771   3193660 SH     SOLE                1235825     0  1957835
Philip Morris International      com           718172109         313      6000 SH     SOLE                   6000     0        0
Praxair, Inc.                    com           74005P104       76200    918071 SH     SOLE                 381271     0   536800
Pulte Group Inc.                 com           745867101       37077   3295735 SH     SOLE                1248860     0  2046875
Rockwell Collins Inc.            com           774341101      112477   1797048 SH     SOLE                 688120     0  1108928
The Procter & Gamble Co.         com           742718109        1554     24560 SH     SOLE                   4560     0    20000
The Walt Disney Co.              com disney    254687106         349     10000 SH     SOLE                  10000     0        0
Thermo Fisher Scientific Inc.    com           883556102      109190   2122665 SH     SOLE                 831485     0  1291180
Time Warner Cable Inc.           com           88732J207        6819    127917 SH     SOLE                 115116     0    12801
Time Warner Inc.                 com new       887317303        1824     58319 SH     SOLE                   7319     0    51000
Transocean Ltd.                  reg shs       h8817h100       80200    928455 SH     SOLE                 365435     0   563020
United Parcel Service- Cl B      cl b          911312106       84845   1317265 SH     SOLE                 515650     0   801615
United Technologies Corp.        com           913017109      114441   1554691 SH     SOLE                 599331     0   955360
UnitedHealth Group               com           91324P102       68314   2091045 SH     SOLE                 791660     0  1299385
Verizon Communications           com           92343v104         265      8540 SH     SOLE                   8540     0        0
Wells Fargo & Co.                com           949746101       80349   2581895 SH     SOLE                 981255     0  1600640
Western Union Co.                com           959802109         170     10000 SH     SOLE                  10000     0        0
Wyndham Worldwide Corp           com           98310W108       77925   3028547 SH     SOLE                1039081     0  1989466
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